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MFS Diversified Income Fund
MFS® Diversified Income Fund
SUPPLEMENT TO THE PROSPECTUS Supplement dated August 1, 2022, to the Prospectus dated June 28, 2022.

MFS® Diversified Income Fund

Effective immediately, the sub-sections entitled "Fees and Expenses" and "Example" under the main heading "Summary of Key Information" are restated in their entirety as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below. Expenses have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 14 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS Diversified Income Fund	A		C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	1.00%	none	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS Diversified Income Fund		A	C	I	R1	R2	R3	R4	R6
Management Fee		0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses		0.14%	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%	0.05%
Total Annual Fund Operating Expenses		0.94%	1.69%	0.69%	1.69%	1.19%	0.94%	0.69%	0.60%
Fee Reductions and/or Expense Reimbursements	[1]	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.89%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.55%
[1]	Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.89% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.64% of the class' average daily net assets annually for each of Class C and Class R1 shares, 0.64% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.14% of the class' average daily net assets annually for Class R2 shares, and 0.55% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least June 30, 2024.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS Diversified Income Fund - USD ($)		1 YEAR	3 YEARS	5 YEARS	10 YEARS
A		512	702	913	1,522
C	[1]	267	523	908	1,790
I		65	210	374	849
R1		167	523	908	1,989
R2		116	368	644	1,434
R3		91	289	510	1,145
R4		65	210	374	849
R6		56	182	325	740
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example No Redemption		1 YEAR	3 YEARS	5 YEARS	10 YEARS
MFS Diversified Income Fund | C | USD ($)	[1]	167	523	908	1,790
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.